Leases - Schedule of Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Amortization of right-of-use assets	$ 122	$ 121	$ 92
Interest of lease liabilities	$ 8	$ 5